Assets pledged, collateral received and assets transferred - Assets pledged and collateral received (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 225,234	$ 183,260
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	83,698	41,185
Assets accepted as collateral that can be sold or repledged in the absence of default	387,678	250,919
Assets accepted as collateral and sold or repledged	243,531	149,185
Trading assets
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	70,117	37,141
Financial investments
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	13,581	4,044
Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets pledged as collateral	10,183	7,151
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	14,518	17,444
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets pledged as collateral	68,336	74,109
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	96,245	80,063
Equity securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	33,209	2,655
Other
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 2,743	$ 1,838